IFRS 7 - Disclosure - Credit Risk - Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 861,193	$ 756,150
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,350	64,286
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45,744	40,114
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,666	13,303
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,278	1,886
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,799	4,178
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,354	$ 1,294
0% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,648
0% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,648
20% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,631
20% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,442
20% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,189
35% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,742
35% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,742
50% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	139
50% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	138
50% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1
75% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,172
75% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,883
75% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,289
100% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,805
100% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45,592
100% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	906
100% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	78
100% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	170
100% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	59
150% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	704
150% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	152
150% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	532
150% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10
150% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4
150% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 6